Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 96.0%
Aerospace & Defense - 0.8%
TransDigm, Inc.
4.88%, 05/01/2029	$ 5,020,000	$ 4,520,385
5.50%, 11/15/2027	2,906,000	2,772,454
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	2,284,000	1,940,075
8.88%, 06/01/2024 (B)	308,000	312,620

		9,545,534

Auto Components - 2.3%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	3,086,000	3,067,484
8.50%, 05/15/2027 (A) (B)	3,876,000	3,860,607
Dana, Inc.
4.50%, 02/15/2032	3,422,000	2,886,491
5.38%, 11/15/2027	3,473,000	3,299,366
5.63%, 06/15/2028 (A)	1,464,000	1,378,876
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	2,303,000	2,156,345
5.00%, 05/31/2026 - 07/15/2029 (A)	4,435,000	4,088,917
9.50%, 05/31/2025	3,075,000	3,173,963
Patrick Industries, Inc.
7.50%, 10/15/2027 (B)	3,897,000	3,855,887

		27,767,936

Automobiles - 0.1%
Ford Motor Co.
6.10%, 08/19/2032 (A)	849,000	832,719

Banks - 2.7%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	4,078,000	4,278,846
Fixed until 09/15/2023 (D), 7.75% (C)	1,517,000	1,507,519
Fixed until 06/15/2024 (D), 8.00% (C)	3,262,000	3,249,768
Citigroup, Inc.
Fixed until 09/12/2024 (D), 5.00% (C)	5,932,000	5,679,890
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (C), 01/18/2029	590,000	619,874
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (B)	1,694,000	1,344,691
5.71%, 01/15/2026 (B)	4,247,000	4,168,950
7.00%, 11/21/2025 (B)	694,000	715,295
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	2,222,000	2,424,897
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	3,885,000	3,634,903
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	2,630,000	2,610,512
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	1,200,000	1,367,611

		31,602,756

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (B)	7,361,000	6,420,559

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.3%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	$ 4,086,000	$ 3,553,267

Building Products - 1.0%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	905,000	778,661
5.00%, 03/01/2030 (B)	694,000	647,112
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (B)	6,056,000	4,536,671
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	2,209,000	1,754,652
4.38%, 07/15/2030 (B)	880,000	752,284
5.00%, 02/15/2027 (B)	3,121,000	2,957,573

		11,426,953

Capital Markets - 1.8%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (B)	3,576,000	3,362,334
Credit Suisse Group AG
Fixed until 02/11/2027 (D), 5.25% (B) (C)	2,250,000	1,687,500
Fixed until 12/18/2024 (D), 6.25% (B) (C)	1,350,000	1,184,760
Fixed until 08/21/2026 (D), 6.38% (B) (C)	2,982,000	2,415,420
Fixed until 09/12/2025 (D), 7.25% (B) (C)	2,450,000	2,009,000
Fixed until 12/11/2023 (D), 7.50% (B) (C)	539,000	510,703
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (C), 01/14/2032	1,594,000	1,278,281
Fixed until 10/30/2025 (D), 6.00% (A) (C)	1,400,000	1,270,731
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	4,244,000	3,786,494
MSCI, Inc.
3.63%, 09/01/2030 (B)	4,869,000	4,233,745

		21,738,968

Chemicals - 2.2%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	1,038,000	889,337
7.50%, 09/30/2029 (B)	3,029,000	2,181,300
Avient Corp.
7.13%, 08/01/2030 (B)	1,136,000	1,144,409
Eagle Intermediate Global Holding BV / Eagle US Finance LLC
7.50%, 05/01/2025 (A) (B) (E)	7,289,000	4,592,070
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	2,559,000	2,521,562
5.25%, 06/01/2027 (B)	6,231,000	5,795,328
Olin Corp.
5.00%, 02/01/2030 (A)	3,224,000	3,039,104
5.13%, 09/15/2027	1,895,000	1,838,302
5.63%, 08/01/2029	1,471,000	1,431,137
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A) (B)	3,245,000	2,337,714

		25,770,263

Commercial Services & Supplies - 1.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	3,889,000	3,476,766
5.75%, 07/15/2027 (A) (B)	4,435,000	4,167,611
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	2,618,000	2,283,446
5.00%, 09/01/2030	2,115,000	1,800,674
Garda World Security Corp.
4.63%, 02/15/2027 (B)	3,043,000	2,769,465

Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp. (continued)
6.00%, 06/01/2029 (B)	$ 3,381,000	$ 2,822,121
9.50%, 11/01/2027 (A) (B)	1,015,000	1,003,551
Harsco Corp.
5.75%, 07/31/2027 (B)	186,000	157,356
Stericycle, Inc.
3.88%, 01/15/2029 (B)	1,603,000	1,422,278
5.38%, 07/15/2024 (B)	2,299,000	2,276,860

		22,180,128

Communications Equipment - 1.0%
Avaya, Inc.
6.13%, 09/15/2028 (B) (E)	7,118,000	2,170,990
CommScope Technologies LLC
6.00%, 06/15/2025 (A) (B)	3,443,000	3,260,624
CommScope, Inc.
4.75%, 09/01/2029 (B)	3,920,000	3,246,406
6.00%, 03/01/2026 (B)	2,100,000	2,019,780
8.25%, 03/01/2027 (B)	1,989,000	1,691,744

		12,389,544

Construction & Engineering - 0.4%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (F) (G)	2,023,470	10,117
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	2,445,000	2,040,009
6.63%, 01/15/2028 (B)	2,609,000	2,379,930

		4,430,056

Construction Materials - 0.1%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (A) (B)	1,435,000	1,425,797

Consumer Finance - 2.5%
Altice Financing SA
5.00%, 01/15/2028 (A) (B)	1,366,000	1,159,871
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	1,636,000	1,464,220
3.38%, 11/13/2025	3,066,000	2,873,762
4.00%, 11/13/2030	4,118,000	3,578,043
4.39%, 01/08/2026	5,019,000	4,836,058
4.95%, 05/28/2027	1,741,000	1,660,432
5.13%, 06/16/2025	1,398,000	1,374,436
6.95%, 03/06/2026	3,381,000	3,458,391
7.35%, 11/04/2027 - 03/06/2030	8,700,000	9,130,225
Navient Corp.
5.50%, 03/15/2029	1,464,000	1,295,640

		30,831,078

Containers & Packaging - 4.5%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (F)	3,132,216	2,457,036
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	2,886,000	2,532,552
4.00%, 09/01/2029 (A) (B)	5,007,000	4,140,088
6.00%, 06/15/2027 (A) (B)	424,000	423,423
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	2,241,000	1,835,121
Ball Corp.
2.88%, 08/15/2030 (A)	8,739,000	7,163,563
6.88%, 03/15/2028	1,755,000	1,812,090

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	$ 1,069,000	$ 996,514
5.38%, 01/15/2028 (B)	4,698,000	4,372,617
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	3,236,000	3,190,793
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	8,832,000	8,611,686
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	5,193,000	4,626,311
4.13%, 08/15/2024	1,236,000	1,216,150
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (B)	3,000	2,998
7.88%, 08/15/2026 (B) (H)	2,268,000	2,287,845
Owens-Brockway Glass Container, Inc.
6.38%, 08/15/2025 (A) (B)	1,014,000	993,973
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	3,297,000	2,959,057
Sealed Air Corp.
6.13%, 02/01/2028 (B)	193,000	194,689
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	3,258,000	3,124,878
8.50%, 08/15/2027 (A) (B)	1,285,000	1,235,206

		54,176,590

Diversified Consumer Services - 0.2%
WW International, Inc.
4.50%, 04/15/2029 (B)	5,237,000	2,789,948

Diversified Financial Services - 3.1%
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (B)	5,713,000	5,655,870
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 6.29% (C), 12/21/2065 (B)	17,977,000	11,550,223
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 6.54% (C), 12/21/2065 (B)	2,974,000	1,975,013
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	1,427,000	1,257,544
5.25%, 10/01/2025 (B)	3,485,000	3,355,288
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	3,115,000	2,743,300
5.75%, 06/15/2027 (B)	3,038,000	2,727,566
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	1,369,000	1,180,776
5.50%, 05/15/2029 (B)	7,269,000	6,706,685

		37,152,265

Diversified Telecommunication Services - 3.2%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	1,852,000	1,672,449
6.00%, 01/15/2030 (A) (B)	2,433,000	1,989,415
6.75%, 05/01/2029 (B)	4,606,000	3,949,645
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	3,959,000	3,828,828
Iliad Holding SASU
6.50%, 10/15/2026 (B)	2,271,000	2,150,535
7.00%, 10/15/2028 (B)	3,706,000	3,480,601
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (B) (I) (J) (K)	3,274,000	0

Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	$ 4,524,000	$ 3,365,856
3.75%, 07/15/2029 (B)	1,518,000	1,112,314
4.25%, 07/01/2028 (B)	3,398,000	2,692,881
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	3,144,000	2,114,340
5.13%, 12/15/2026 (A) (B)	4,593,000	3,915,532
5.38%, 06/15/2029 (A) (B)	5,213,000	3,611,453
Telecom Italia Capital SA
6.00%, 09/30/2034	2,206,000	1,759,052
6.38%, 11/15/2033	2,243,000	1,883,784

		37,526,685

Electric Utilities - 1.0%
Elwood Energy LLC
8.16%, 07/05/2026	1,194,894	1,045,532
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	1,599,000	1,316,618
3.88%, 02/15/2032 (B)	1,461,000	1,137,246
5.75%, 01/15/2028	976,000	929,747
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	3,383,000	2,975,449
5.00%, 07/31/2027 (B)	4,312,000	4,057,937
5.63%, 02/15/2027 (B)	611,000	591,495

		12,054,024

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (B)	2,530,000	2,267,652
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	667,000	566,355
4.38%, 02/15/2030 (B)	1,069,000	967,872

		3,801,879

Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	3,967,000	3,768,650
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	431,000	404,717
7.50%, 04/01/2025 (B)	1,546,000	1,451,725
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (B) (F)	3,997,963	3,387,314
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	2,922,000	2,626,360
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	3,259,000	3,160,415

		14,799,181

Entertainment - 0.8%
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (B)	1,225,000	1,324,531
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (B)	4,117,000	3,905,222
Netflix, Inc.
4.88%, 04/15/2028	1,748,000	1,741,445
4.88%, 06/15/2030 (A) (B)	1,249,000	1,233,512
5.38%, 11/15/2029 (B)	984,000	992,994
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	775,000	692,176

		9,889,880

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 3.0%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	$ 4,945,000	$ 4,388,687
6.00%, 04/15/2025 (B)	1,212,000	1,185,227
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (B)	2,443,000	2,116,474
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	881,000	754,920
5.25%, 03/15/2028 (B)	4,992,000	4,725,427
iStar, Inc.
5.50%, 02/15/2026	5,248,000	5,287,360
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	4,019,000	2,813,250
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	1,350,000	1,241,937
7.50%, 06/01/2025 (B)	3,573,000	3,622,129
SBA Communications Corp.
3.13%, 02/01/2029	3,735,000	3,164,227
3.88%, 02/15/2027	1,912,000	1,765,942
VICI Properties LP / VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	1,731,000	1,559,710
4.63%, 06/15/2025 (B)	1,364,000	1,320,037
5.75%, 02/01/2027 (B)	1,358,000	1,350,871

		35,296,198

Food & Staples Retailing - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	1,240,000	1,145,450
3.50%, 03/15/2029 (B)	4,595,000	3,963,187
4.63%, 01/15/2027 (B)	4,299,000	4,075,667
7.50%, 03/15/2026 (B)	1,067,000	1,094,180
Rite Aid Corp.
8.00%, 11/15/2026 (B)	3,055,000	1,703,163

		11,981,647

Food Products - 2.2%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (B)	600,000	585,150
6.00%, 06/15/2030 (B)	1,769,000	1,760,102
Kraft Heinz Foods Co.
5.00%, 06/04/2042	959,000	915,668
6.88%, 01/26/2039	1,374,000	1,558,619
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	2,870,000	2,335,462
5.88%, 09/30/2027 (B)	6,358,000	6,308,980
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	2,950,000	2,539,714
4.63%, 04/15/2030 (B)	1,647,000	1,449,360
5.50%, 12/15/2029 (B)	8,268,000	7,662,338
5.63%, 01/15/2028 (B)	1,347,000	1,303,734

		26,419,127

Health Care Equipment & Supplies - 0.4%
Medline Borrower LP
3.88%, 04/01/2029 (B)	5,315,000	4,533,961

Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (B)	4,807,000	4,519,589
AdaptHealth LLC
4.63%, 08/01/2029 (B)	705,000	613,385

Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
AdaptHealth LLC (continued)
5.13%, 03/01/2030 (A) (B)	$ 973,000	$ 866,002
6.13%, 08/01/2028 (B)	3,972,000	3,757,599
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	3,807,000	3,071,944
6.88%, 04/15/2029 (B)	674,000	422,409
8.00%, 03/15/2026 (B)	5,683,000	5,529,843
DaVita, Inc.
3.75%, 02/15/2031 (B)	6,361,000	4,973,030
4.63%, 06/01/2030 (B)	4,139,000	3,484,210
Encompass Health Corp.
4.50%, 02/01/2028	1,686,000	1,573,797
4.63%, 04/01/2031	638,000	561,553
4.75%, 02/01/2030	927,000	849,744
5.75%, 09/15/2025	4,174,000	4,142,711
HCA, Inc.
5.38%, 02/01/2025	3,103,000	3,113,431
5.88%, 02/15/2026 - 02/01/2029	4,091,000	4,165,711
7.50%, 11/06/2033	441,000	486,718
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	4,554,000	4,205,847
Tenet Healthcare Corp.
4.25%, 06/01/2029	3,886,000	3,460,114
4.88%, 01/01/2026	1,897,000	1,847,621
5.13%, 11/01/2027	2,487,000	2,394,235
6.13%, 10/01/2028 (A)	6,241,000	5,804,130
6.13%, 06/15/2030 (B)	3,193,000	3,098,008

		62,941,631

Hotels, Restaurants & Leisure - 8.5%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	2,008,000	1,835,272
4.00%, 10/15/2030 (B)	3,173,000	2,679,408
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	309,000	293,756
4.75%, 06/15/2031 (A) (B)	910,000	818,827
Boyne USA, Inc.
4.75%, 05/15/2029 (B)	4,440,000	4,021,923
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	6,529,000	5,582,295
6.25%, 07/01/2025 (B)	3,693,000	3,676,041
7.00%, 02/15/2030 (B) (H)	478,000	490,036
Carnival Corp.
6.00%, 05/01/2029 (A) (B)	3,225,000	2,547,750
7.63%, 03/01/2026 (A) (B)	1,588,000	1,445,080
10.50%, 02/01/2026 (B)	1,638,000	1,713,201
10.50%, 06/01/2030 (A) (B)	5,537,000	5,329,362
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	3,109,000	2,930,920
5.75%, 05/01/2028 (B)	493,000	487,212
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	5,142,000	4,459,040
5.00%, 06/01/2029 (B)	1,165,000	1,041,918
International Game Technology PLC
4.13%, 04/15/2026 (B)	1,429,000	1,353,627
5.25%, 01/15/2029 (A) (B)	780,000	743,271
6.25%, 01/15/2027 (B)	1,213,000	1,213,000
6.50%, 02/15/2025 (B)	2,272,000	2,294,720
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (B)	3,305,000	2,140,847
MGM Resorts International
4.63%, 09/01/2026	942,000	887,354
4.75%, 10/15/2028	2,858,000	2,583,051
5.50%, 04/15/2027	4,203,000	4,048,301
5.75%, 06/15/2025	4,915,000	4,853,038

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
6.75%, 05/01/2025	$ 995,000	$ 1,001,797
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (B)	7,783,000	6,899,469
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (A) (B)	1,192,000	1,034,060
5.38%, 07/15/2027 (B)	2,377,000	2,067,710
5.50%, 04/01/2028 (A) (B)	1,904,000	1,637,440
8.25%, 01/15/2029 (B)	341,000	356,345
11.50%, 06/01/2025 (B)	861,000	923,422
11.63%, 08/15/2027 (B)	700,000	742,836
Scientific Games International, Inc.
7.00%, 05/15/2028 (B)	3,390,000	3,358,907
Station Casinos LLC
4.50%, 02/15/2028 (B)	5,333,000	4,801,033
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	3,812,000	3,278,846
5.65%, 04/01/2024	2,062,000	2,045,896
6.00%, 04/01/2027	4,641,000	4,553,981
Viking Cruises Ltd.
5.88%, 09/15/2027 (A) (B)	5,359,000	4,564,689
6.25%, 05/15/2025 (B)	4,052,000	3,688,039
7.00%, 02/15/2029 (A) (B)	1,701,000	1,473,474

		101,897,194

Household Durables - 1.2%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A)	2,476,000	2,209,830
6.75%, 03/15/2025	3,196,000	3,128,883
7.25%, 10/15/2029	3,316,000	3,063,155
Century Communities, Inc.
6.75%, 06/01/2027	1,598,000	1,575,941
KB Home
7.25%, 07/15/2030	1,840,000	1,834,455
Meritage Homes Corp.
6.00%, 06/01/2025	2,124,000	2,135,491

		13,947,755

Household Products - 0.9%
Central Garden & Pet Co.
4.13%, 04/30/2031 (B)	3,119,000	2,616,389
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A) (B)	3,601,000	3,511,875
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (B)	4,084,000	3,292,643
5.50%, 07/15/2030 (B)	1,539,000	1,397,920

		10,818,827

Independent Power & Renewable Electricity Producers - 1.2%
Calpine Corp.
3.75%, 03/01/2031 (B)	3,671,000	3,060,492
4.50%, 02/15/2028 (B)	2,830,000	2,611,423
5.00%, 02/01/2031 (B)	1,198,000	1,024,967
5.13%, 03/15/2028 (B)	2,084,000	1,888,833
5.25%, 06/01/2026 (B)	1,526,000	1,476,691
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	2,217,000	1,868,820
4.75%, 03/15/2028 (B)	2,443,000	2,304,238

		14,235,464

Insurance - 1.4%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (B)	3,645,000	3,137,893

Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 6.73% (C), 02/12/2067 (B)	$ 5,077,000	$ 4,342,104
Lincoln National Corp.
3-Month LIBOR + 2.36%, 7.01% (C), 05/17/2066	4,344,000	3,476,286
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (A) (B)	5,541,000	5,261,454

		16,217,737

IT Services - 1.0%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	4,062,000	3,594,870
Gartner, Inc.
3.63%, 06/15/2029 (B)	326,000	292,748
3.75%, 10/01/2030 (B)	1,745,000	1,546,506
4.50%, 07/01/2028 (B)	3,333,000	3,166,317
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A) (B)	5,748,000	3,482,713

		12,083,154

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	2,583,000	2,211,448

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A) (B)	660,000	587,434
4.00%, 03/15/2031 (A) (B)	660,000	582,274

		1,169,708

Machinery - 2.0%
Allison Transmission, Inc.
3.75%, 01/30/2031 (B)	2,792,000	2,349,312
Chart Industries, Inc.
7.50%, 01/01/2030 (B)	435,000	444,244
9.50%, 01/01/2031 (B)	508,000	530,093
Madison IAQ LLC
4.13%, 06/30/2028 (B)	2,453,000	2,167,023
5.88%, 06/30/2029 (B)	767,000	608,415
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (B)	7,129,000	6,485,412
SPX FLOW, Inc.
8.75%, 04/01/2030 (A) (B)	5,281,000	4,344,166
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	3,399,000	2,944,373
Wabash National Corp.
4.50%, 10/15/2028 (B)	4,877,000	4,289,565

		24,162,603

Media - 11.0%
Adelphia Communications Corp.
9.25%, 10/01/2049 (J) (K) (L) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (J) (K) (L) (M) (N)	1,460,000	102
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	3,814,000	3,203,760
6.13%, 12/01/2028 (A) (B)	2,463,000	2,074,486
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	5,545,000	4,463,036
4.50%, 08/15/2030 (B)	4,451,000	3,805,605
4.50%, 05/01/2032	3,975,000	3,289,312

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
4.75%, 03/01/2030 - 02/01/2032 (B)	$ 7,694,000	$ 6,685,369
5.00%, 02/01/2028 (B)	4,251,000	3,966,396
5.38%, 06/01/2029 (B)	1,794,000	1,659,450
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	5,106,000	4,662,033
7.50%, 06/01/2029 (A) (B)	1,668,000	1,349,912
7.75%, 04/15/2028 (A) (B)	1,123,000	955,370
CSC Holdings LLC
4.50%, 11/15/2031 (B)	1,778,000	1,306,119
4.63%, 12/01/2030 (B)	842,000	497,877
5.00%, 11/15/2031 (B)	1,505,000	902,865
5.38%, 02/01/2028 (B)	1,942,000	1,629,338
5.75%, 01/15/2030 (B)	9,448,000	5,975,860
6.50%, 02/01/2029 (B)	2,516,000	2,187,159
7.50%, 04/01/2028 (A) (B)	2,569,000	1,883,398
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (B)	10,476,000	772,605
6.63%, 08/15/2027 (B)	609,000	12,180
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (B)	5,951,000	5,390,446
DISH DBS Corp.
5.00%, 03/15/2023	1,612,000	1,608,904
5.25%, 12/01/2026 (B)	2,989,000	2,575,920
5.75%, 12/01/2028 (B)	3,059,000	2,503,060
7.38%, 07/01/2028	2,449,000	1,758,713
7.75%, 07/01/2026	2,590,000	2,103,494
DISH Network Corp.
11.75%, 11/15/2027 (B)	3,669,000	3,813,192
Gray Escrow II, Inc.
5.38%, 11/15/2031 (B)	5,629,000	4,265,783
Gray Television, Inc.
4.75%, 10/15/2030 (B)	4,827,000	3,559,912
7.00%, 05/15/2027 (A) (B)	4,283,000	3,896,374
iHeartCommunications, Inc.
6.38%, 05/01/2026	3,326,000	3,177,660
8.38%, 05/01/2027 (A)	4,588,759	4,100,286
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (B)	5,563,000	5,386,973
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	5,395,000	4,300,894
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (B)	2,064,000	1,767,403
5.00%, 08/01/2027 (B)	250,000	237,317
5.50%, 07/01/2029 (B)	2,467,000	2,311,949
TEGNA, Inc.
4.63%, 03/15/2028	2,359,000	2,214,034
4.75%, 03/15/2026 (B)	1,223,000	1,181,867
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	4,399,000	4,311,020
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	3,157,000	2,777,434
UPC Holding BV
5.50%, 01/15/2028 (B)	2,314,000	2,111,525
Virgin Media Finance PLC
5.00%, 07/15/2030 (B)	3,549,000	2,978,995
VZ Secured Financing BV
5.00%, 01/15/2032 (B)	10,109,000	8,599,398
Ziggo Bond Co. BV
6.00%, 01/15/2027 (B)	2,487,000	2,352,155

		130,567,031

Metals & Mining - 3.9%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (B)	2,348,000	2,302,809

Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Constellium SE
5.63%, 06/15/2028 (B)	$ 6,339,000	$ 6,009,372
5.88%, 02/15/2026 (B)	6,910,000	6,815,787
FMG Resources August Pty. Ltd.
5.88%, 04/15/2030 (B)	4,672,000	4,555,200
6.13%, 04/15/2032 (B)	1,149,000	1,120,275
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	2,057,000	1,950,756
4.25%, 03/01/2030	1,417,000	1,323,916
4.38%, 08/01/2028	4,277,000	4,075,613
4.63%, 08/01/2030	1,027,000	983,374
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	4,307,000	4,339,303
8.50%, 05/01/2030 (B)	4,878,000	5,039,559
New Gold, Inc.
7.50%, 07/15/2027 (B)	4,918,000	4,568,325
Novelis Corp.
3.25%, 11/15/2026 (B)	595,000	538,665
3.88%, 08/15/2031 (B)	612,000	516,528
4.75%, 01/30/2030 (B)	1,977,000	1,789,185

		45,928,667

Oil, Gas & Consumable Fuels - 11.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	3,410,000	3,171,160
7.88%, 05/15/2026 (B)	3,875,000	3,976,719
Callon Petroleum Co.
6.38%, 07/01/2026	1,021,000	996,802
7.50%, 06/15/2030 (A) (B)	2,036,000	1,969,830
8.00%, 08/01/2028 (A) (B)	813,000	812,561
8.25%, 07/15/2025	4,645,000	4,641,093
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,372,000	3,922,384
Cheniere Energy, Inc.
4.63%, 10/15/2028	1,621,000	1,544,246
Chord Energy Corp.
6.38%, 06/01/2026 (B)	3,432,000	3,380,520
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	2,080,000	1,947,254
Comstock Resources, Inc.
5.88%, 01/15/2030 (B)	3,059,000	2,667,846
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.00%, 04/01/2029 (B)	5,557,000	5,673,586
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	223,000	207,067
5.63%, 10/15/2025 (B)	6,411,000	6,250,725
DCP Midstream Operating LP
5.38%, 07/15/2025	4,083,000	4,074,732
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	2,010,000	1,788,960
4.38%, 06/15/2031 (B)	535,000	467,976
eG Global Finance PLC
6.75%, 02/07/2025 (B)	3,832,000	3,551,574
8.50%, 10/30/2025 (B)	368,000	346,840
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	554,000	545,419
6.50%, 07/01/2027 (B)	1,538,000	1,510,331
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	1,981,000	2,015,667
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	272,000	238,220
5.13%, 06/15/2028 (A) (B)	3,131,000	2,948,448

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP / Holly Energy Finance Corp.
6.38%, 04/15/2027 (B)	$ 2,913,000	$ 2,884,598
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (B)	4,500,000	4,420,407
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,796,936
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	853,000	788,138
NuStar Logistics LP
5.63%, 04/28/2027	3,359,000	3,223,733
5.75%, 10/01/2025	944,000	934,097
6.00%, 06/01/2026	531,000	520,784
Occidental Petroleum Corp.
6.13%, 01/01/2031	871,000	908,590
6.20%, 03/15/2040	2,345,000	2,367,124
6.45%, 09/15/2036	6,446,000	6,782,546
6.60%, 03/15/2046	860,000	911,600
6.63%, 09/01/2030	2,228,000	2,365,351
7.15%, 05/15/2028	4,012,000	4,132,360
Parkland Corp.
4.50%, 10/01/2029 (B)	1,499,000	1,285,830
4.63%, 05/01/2030 (B)	855,000	734,777
5.88%, 07/15/2027 (B)	2,354,000	2,258,192
PDC Energy, Inc.
5.75%, 05/15/2026	2,434,000	2,342,390
6.13%, 09/15/2024	2,602,000	2,587,377
SM Energy Co.
6.50%, 07/15/2028	512,000	488,390
6.63%, 01/15/2027 (A)	2,965,000	2,893,988
6.75%, 09/15/2026	3,319,000	3,260,917
Southwestern Energy Co.
4.75%, 02/01/2032	1,410,000	1,237,275
5.38%, 03/15/2030	1,857,000	1,727,010
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025 (A)	4,578,000	3,937,080
8.50%, 10/15/2026 (B)	1,675,000	1,631,031
Summit Midstream Partners LP
Fixed until 01/30/2023, 12.18% (C), 03/03/2023 (D)	4,423,000	3,273,020
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,747,000	2,397,985
4.88%, 02/01/2031	3,857,000	3,622,726
5.00%, 01/15/2028	3,140,000	3,062,568
5.50%, 03/01/2030	2,086,000	2,034,735
Western Midstream Operating LP
5.30%, 03/01/2048	4,085,000	3,574,375
5.45%, 04/01/2044	2,246,000	1,976,952

		136,012,842

Paper & Forest Products - 0.8%
Domtar Corp.
6.75%, 10/01/2028 (B)	3,785,000	3,477,961
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	7,827,000	5,478,900

		8,956,861

Personal Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	2,265,000	2,168,738
6.50%, 04/15/2026 (A) (B)	4,328,000	4,266,542

		6,435,280

Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	$ 3,188,000	$ 1,680,809
9.25%, 04/01/2026 (A) (B)	1,637,000	1,204,439
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	2,008,000	902,782
5.25%, 01/30/2030 (B)	1,394,000	613,316
5.50%, 11/01/2025 (A) (B)	1,346,000	1,140,466
7.00%, 01/15/2028 (B)	3,255,000	1,483,677
9.00%, 12/15/2025 (A) (B)	1,353,000	1,058,614
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	2,786,000	2,529,827
5.13%, 04/30/2031 (B)	1,694,000	1,529,326

		12,143,256

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	2,676,000	2,583,223

Road & Rail - 1.3%
Hertz Corp.
4.63%, 12/01/2026 (B)	593,000	527,770
5.00%, 12/01/2029 (B)	3,927,000	3,210,323
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	3,022,000	2,690,524
7.50%, 09/15/2027 (B)	4,966,000	5,042,327
8.00%, 11/01/2026 (B)	3,386,000	3,450,072

		14,921,016

Software - 1.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	4,095,000	3,514,427
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	5,217,000	4,193,112
NCR Corp.
5.13%, 04/15/2029 (B)	5,254,000	4,576,051
5.25%, 10/01/2030 (B)	1,709,000	1,478,047
5.75%, 09/01/2027 (B)	1,278,000	1,240,110
6.13%, 09/01/2029 (A) (B)	2,085,000	2,064,150

		17,065,897

Specialty Retail - 1.0%
Bath & Body Works, Inc.
5.25%, 02/01/2028	743,000	701,849
6.75%, 07/01/2036	1,960,000	1,764,000
6.88%, 11/01/2035	1,468,000	1,337,796
7.50%, 06/15/2029 (A)	3,085,000	3,129,702
9.38%, 07/01/2025 (A) (B)	522,000	560,017
Staples, Inc.
7.50%, 04/15/2026 (B)	5,296,000	4,705,761

		12,199,125

Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.
4.75%, 02/15/2026	3,292,000	3,178,854

Trading Companies & Distributors - 1.7%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	4,950,000	4,447,651
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	6,775,000	6,487,063
United Rentals North America, Inc.
3.75%, 01/15/2032	2,679,000	2,306,860

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc. (continued)
4.00%, 07/15/2030	$ 3,533,000	$ 3,168,527
6.00%, 12/15/2029 (B)	4,097,000	4,158,455

		20,568,556

Wireless Telecommunication Services - 1.2%
Altice France SA
5.13%, 07/15/2029 (B)	506,000	395,591
5.50%, 10/15/2029 (B)	3,432,000	2,701,813
8.13%, 02/01/2027 (B)	2,933,000	2,749,453
Sprint LLC
7.63%, 03/01/2026	1,427,000	1,509,419
T-Mobile USA, Inc.
3.38%, 04/15/2029	3,160,000	2,880,230
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	2,322,000	1,941,262
4.75%, 07/15/2031 (B)	2,529,000	2,149,701

		14,327,469

Total Corporate Debt Securities (Cost $1,290,495,256)		1,144,910,541

LOAN ASSIGNMENTS - 0.2%
Communications Equipment - 0.2%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 8.71% (C), 12/15/2027 (E)	5,009,865	1,319,263
Term Loan B2,
1-Month LIBOR + 4.00%, 8.46% (C), 12/15/2027 (E)	2,625,000	735,000

Total Loan Assignments (Cost $7,639,916)		2,054,263

	Shares	Value
COMMON STOCKS - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA (J) (K) (M)	31,634	695,948

Electric Utilities - 0.0% (O)
Homer City Generation LLC (E) (J) (K) (M)	270,659	2,706

Oil, Gas & Consumable Fuels - 0.0% (O)
Ultra Resources, Inc. (I) (J) (K) (M)	3,226	0

Software - 0.0% (O)
ASG WT Corp. (J) (K) (M)	1,265	141,440

Total Common Stocks (Cost $16,880,061)		840,094

WARRANT - 0.0% (O)
Construction & Engineering - 0.0% (O)
Abengoa Abenewco 2 SA, (B) (F) (I) (J) (K) (M) (P)
Exercise Price $0.00,
Expiration Date 10/26/2024	2,023,470	0

Total Warrant (Cost $377,756)		0

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Bills
4.27% (Q), 03/23/2023	$ 6,867,200	6,824,592

Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
4.45% (Q), 02/14/2023	$ 4,524,700	$ 4,517,713
4.48% (Q), 02/21/2023	9,006,100	8,984,073
4.65% (Q), 04/20/2023	9,101,200	9,011,860

Total Short-Term U.S. Government Obligations (Cost $29,340,918)		29,338,238

	Shares	Value
OTHER INVESTMENT COMPANY - 9.4%
Securities Lending Collateral - 9.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (Q)	112,827,010	112,827,010

Total Other Investment Company (Cost $112,827,010)		112,827,010

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.80% (Q), dated 01/31/2023, to be repurchased at $2,084,340 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $2,125,982.

$ 2,084,235	$ 2,084,235

Total Repurchase Agreement (Cost $2,084,235)	2,084,235

Total Investments (Cost $1,459,645,152)	1,292,054,381
Net Other Assets (Liabilities) - (8.3)%	(99,038,844)

Net Assets - 100.0%	$ 1,193,015,537

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,144,910,348	$193	$1,144,910,541
Loan Assignments	—	2,054,263	—	2,054,263
Common Stocks	—	—	840,094	840,094
Warrant	—	—	0	0
Short-Term U.S. Government Obligations	—	29,338,238	—	29,338,238
Other Investment Company	112,827,010	—	—	112,827,010
Repurchase Agreement	—	2,084,235	—	2,084,235

Total Investments	$112,827,010	$1,178,387,084	$840,287	$1,292,054,381

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $114,081,633, collateralized by cash collateral of $112,827,010 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,660,595. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $804,059,133, representing 67.4% of the Fund’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.

Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted securities. At January 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Eagle Intermediate Global Holding BV / Eagle US Finance LLC 7.50%, 05/01/2025	04/20/2018 - 05/10/2021	$6,850,291	$4,592,070	0.4%
Corporate Debt Securities	Avaya, Inc. 6.13%, 09/15/2028	09/11/2020 - 09/27/2021	7,334,695	2,170,990	0.1
Loan Assignments	Avaya, Inc. Term Loan B 1-Month LIBOR + 4.25%, 8.71%, 12/15/2027	09/25/2020	5,017,356	1,319,263	0.1
Loan Assignments	Avaya, Inc. Term Loan B2 1-Month LIBOR + 4.00%, 8.46%, 12/15/2027	02/17/2021	2,625,000	735,000	0.1
Common Stocks	Homer City Generation LLC	01/10/2011 - 03/24/2017	13,906,767	2,706	0.0	(O)

Total			$35,734,109	$8,820,029	0.7%

(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2023, the value of this security is $10,117, representing less than 0.1% of the Fund’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Securities deemed worthless.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2023, the total value of securities is $840,287, representing 0.1% of the Fund’s net assets.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2023, the total value of such securities is $193, representing less than 0.1% of the Fund’s net assets.
(M)	Non-income producing securities.
(N)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)	Security in default; partial receipt of dividends declared during the last 12 months. At January 31, 2023, the value of this security is $0, representing less than 0.1% of the Fund’s net assets.
(Q)	Rates disclosed reflect the yields at January 31, 2023.
(R)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 9

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Bond (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 11